File Number: 333-129005
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                 October 9, 2007

                        Supplement to the January 1, 2007
                    Statements of Additional Information for
                       Pioneer Select Research Growth Fund


The following will supplement the information presented in the statements of additional information for Pioneer Select Research Growth Fund. Please refer to the fund's statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for the portfolio manager of the portfolio, information about the accounts other than the portfolio over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of September 30, 2007. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------
Name of Portfolio    Type of Account  Number of           Total Assets Managed   Number of           Assets Managed
Manager                               Accounts Managed                           Accounts Managed    for which
                                                                                 for which           Advisory Fee is
                                                                                 Advisory Fee is     Performance-Based
                                                                                 Performance-Based
-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------
-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------
Asheesh Savla        Other            1                   $634,000               N/A                 N/A
                     Registered
                     Investment
                     Companies
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     Other Pooled     0                   $0                     N/A                 N/A
                     Investment
                     Vehicles
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     Other Accounts   0                   $0                     N/A                 N/A
-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------


The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

Share Ownership by Portfolio Manager. The following table indicates as of September 30, 2007 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the portfolio.

---------------------------------------- -------------------------------------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Asheesh Savla                            A
---------------------------------------- -------------------------------------------------------------------

*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000